Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Restructuring and Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 5,600,000	$ 200,000	$ 10,800,000	$ 400,000
Severance		600,000	3,300,000	2,000,000
Impairment of property, plant and equipment	250,000		250,000	760,000
Gain on sale of equipment	(100,000)		(200,000)
Curtailment and settlement gains				(300,000)
Total Restructuring Charges	$ 5,823,000	$ 827,000	$ 14,200,000	$ 2,936,000